Quarterly Report
May 31, 2025
MFS®  New Discovery
Value Fund
NDV-Q1

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 2.9%
Hexcel Corp.	447,551	$23,670,972
KBR, Inc.	363,985	18,996,377
Mirion Technologies, Inc. (a)	878,912	16,787,219
Standard Aero, Inc. (a)	635,150	18,628,950
		$78,083,518
Apparel Manufacturers – 1.1%
Columbia Sportswear Co.	182,248	$11,623,777
Under Amour, Inc., “C” (a)	2,724,166	17,162,246
		$28,786,023
Automotive – 3.4%
Atmus Filtration Technologies, Inc.	772,570	$27,827,971
Dana, Inc.	1,352,679	22,495,052
LKQ Corp.	533,412	21,587,184
Visteon Corp. (a)	259,996	21,950,162
		$93,860,369
Broadcasting – 0.7%
Nexstar Media Group, Inc.	106,780	$18,197,448
Brokerage & Asset Managers – 0.7%
P10, Inc.	1,859,903	$20,198,547
Business Services – 2.1%
HUT 8 Corp. (a)	474,305	$7,242,638
NCR Atleos Corp. (a)	1,005,859	26,665,322
TriNet Group, Inc.	278,686	23,189,462
		$57,097,422
Chemicals – 1.8%
Avient Corp.	595,800	$21,526,254
Element Solutions, Inc.	1,305,989	27,922,045
		$49,448,299
Computer Software – 2.1%
ACI Worldwide, Inc. (a)	469,792	$21,732,578
nCino, Inc. (a)	578,227	15,207,370
Thryv, Inc. (a)	1,521,037	20,229,792
		$57,169,740
Computer Software - Systems – 1.2%
Insight Enterprises, Inc. (a)	159,010	$20,733,314
Verint Systems, Inc. (a)	728,684	12,781,117
		$33,514,431
Construction – 2.4%
Everus Construction Group, Inc. (a)	289,888	$16,787,414
Independence Realty Trust, Inc., REIT	1,480,676	27,525,767
Smith Douglas Homes Corp. (a)	398,490	7,483,642
Toll Brothers, Inc.	134,031	13,972,732
		$65,769,555

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.9%
Newell Brands, Inc.	2,969,382	$15,737,725
Prestige Consumer Healthcare, Inc. (a)	431,570	36,972,602
		$52,710,327
Consumer Services – 1.6%
Adtalem Global Education, Inc. (a)	126,917	$16,756,851
Grand Canyon Education, Inc. (a)	129,917	25,703,429
		$42,460,280
Containers – 2.1%
Graphic Packaging Holding Co.	1,179,685	$26,212,600
Silgan Holdings, Inc.	563,596	31,037,232
		$57,249,832
Electrical Equipment – 2.6%
nVent Electric PLC	345,919	$22,761,470
TriMas Corp.	718,774	18,954,071
Vontier Corp.	811,343	29,005,512
		$70,721,053
Electronics – 3.3%
Advanced Energy Industries, Inc.	58,815	$6,750,786
Bel Fuse, Inc.	282,012	20,812,486
Formfactor, Inc. (a)	583,592	17,420,221
Plexus Corp. (a)	131,984	17,324,220
TTM Technologies, Inc. (a)	937,640	27,997,930
		$90,305,643
Energy - Independent – 3.5%
Antero Resources Corp. (a)	773,328	$28,961,134
Matador Resources Co.	504,524	21,699,577
Permian Resources Corp.	1,751,701	22,088,950
Viper Energy, Inc.	577,534	22,922,324
		$95,671,985
Food & Beverages – 2.4%
Nomad Foods Ltd.	1,881,347	$32,923,573
Simply Good Foods Co. (a)	593,595	20,484,963
Utz Brands, Inc.	908,399	12,018,119
		$65,426,655
Forest & Paper Products – 0.8%
International Paper Co.	450,594	$21,542,899
Gaming & Lodging – 0.7%
International Game Technology PLC	1,241,284	$18,259,288
Insurance – 5.4%
Aspen Insurance Holdings Ltd. (a)	237,533	$8,147,382
AXIS Capital Holdings Ltd.	269,760	28,001,088
Hanover Insurance Group, Inc.	194,092	34,156,310
Kemper Corp.	280,268	17,861,480
Lincoln National Corp.	633,732	21,001,878
Selective Insurance Group, Inc.	262,185	23,077,524
Stewart Information Services Corp.	232,469	14,027,179
		$146,272,841

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.8%
Brunswick Corp.	278,517	$14,098,531
Hasbro, Inc.	286,710	19,126,424
Patrick Industries, Inc.	198,708	17,061,069
		$50,286,024
Machinery & Tools – 5.5%
Albany International Corp.	376,272	$24,860,291
ESAB Corp.	172,198	21,178,632
Flowserve Corp.	445,971	22,258,413
Hayward Holdings, Inc. (a)	1,779,383	24,822,393
Kadant, Inc.	35,727	11,215,062
Regal Rexnord Corp.	174,600	23,298,624
Timken Co.	322,716	22,102,819
		$149,736,234
Medical & Health Technology & Services – 1.7%
Encompass Health Corp.	69,963	$8,458,527
ICON PLC (a)	64,136	8,355,638
Option Care Health, Inc. (a)	886,517	28,971,375
		$45,785,540
Medical Equipment – 2.0%
Concentra Group Holdings, Inc.	1,289,901	$27,900,559
Envista Holdings Corp. (a)	1,183,283	21,618,580
Lantheus Holdings, Inc. (a)	76,906	5,811,017
		$55,330,156
Natural Gas - Distribution – 3.4%
MDU Resources Group, Inc.	704,778	$12,115,134
New Jersey Resources Corp.	513,878	23,581,861
ONE Gas, Inc.	357,934	26,759,146
UGI Corp.	802,514	28,938,655
		$91,394,796
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	1,763,840	$31,043,584
Oil Services – 1.5%
Expro Group Holdings N.V. (a)	2,032,092	$16,907,005
TechnipFMC PLC	763,199	23,773,649
		$40,680,654
Other Banks & Diversified Financials – 21.1%
Air Lease Corp.	679,249	$39,131,535
Atlantic Union Bankshares Corp.	572,481	17,185,880
Banc of California, Inc.	1,109,596	15,223,657
Cathay General Bancorp, Inc.	676,421	28,988,022
Columbia Banking System, Inc.	1,221,339	28,554,906
CVB Financial Corp.	1,139,940	21,373,875
East West Bancorp, Inc.	294,999	26,903,909
Eastern Bankshares, Inc.	1,586,828	23,802,420
Element Fleet Management Corp.	886,701	21,128,082
First Hawaiian, Inc.	1,372,779	32,781,963
First Interstate BancSystem, Inc.	1,052,537	28,576,380
Hancock Whitney Corp.	571,711	31,255,440
Herc Holdings, Inc.	123,623	15,329,252
Pacific Premier Bancorp, Inc.	1,656,342	35,114,450
Popular, Inc.	366,276	37,920,554
Prosperity Bancshares, Inc.	523,468	36,459,546

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
SLM Corp.	1,072,781	$34,725,921
Texas Capital Bancshares, Inc. (a)	348,776	25,003,751
UMB Financial Corp.	244,392	25,201,703
United Community Bank, Inc.	982,211	28,228,744
Wintrust Financial Corp.	182,647	21,809,878
		$574,699,868
Pharmaceuticals – 0.3%
Organon & Co.	854,134	$7,875,116
Real Estate – 6.4%
Brixmor Property Group, Inc., REIT	899,030	$22,844,352
Cushman & Wakefield PLC (a)	1,382,389	13,865,362
Essential Properties Realty Trust, REIT	1,028,537	33,427,452
Four Corners Property Trust, Inc., REIT	814,019	22,475,065
PennyMac Financial Services, Inc.	217,880	20,916,480
Phillips Edison & Co., REIT	752,073	26,668,509
Two Harbors Investment Corp., REIT	1,445,509	15,307,940
Urban Edge Properties, REIT	963,446	17,496,179
		$173,001,339
Real Estate - Office – 1.4%
Cousins Properties, Inc., REIT	822,132	$23,077,245
Douglas Emmett, Inc., REIT	1,121,329	15,956,512
		$39,033,757
Real Estate - Storage – 2.0%
National Storage Affiliates Trust, REIT	215,384	$7,409,210
Rexford Industrial Realty, Inc., REIT	626,367	22,073,173
SmartStop Self Storage REIT	716,088	26,165,855
		$55,648,238
Restaurants – 0.6%
Chefs' Warehouse, Inc. (a)	246,848	$15,743,965
Specialty Chemicals – 2.5%
Ashland, Inc.	386,627	$19,141,903
Axalta Coating Systems Ltd. (a)	548,452	16,892,322
Chemours Co.	1,084,701	10,988,021
Quaker Chemical Corp.	182,505	19,790,842
		$66,813,088
Specialty Stores – 0.5%
Pet Valu Holdings Ltd.	546,859	$12,293,220
Zumiez, Inc. (a)	43,058	537,794
		$12,831,014
Telecom Services – 0.2%
AST SpaceMobile, Inc. (a)(l)	223,369	$5,153,123
Trucking – 0.4%
RXO, Inc. (a)	698,130	$10,841,959

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.6%
Black Hills Corp.	404,031	$23,623,692
NorthWestern Corp.	624,890	34,575,164
Portland General Electric Co.	908,053	38,501,447
		$96,700,303
Total Common Stocks		$2,685,344,913
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.35% (v)	34,019,784	$34,019,784
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.25% (j)	11,199,490	$11,199,490

Other Assets, Less Liabilities – (0.4)%		(10,828,607)
Net Assets – 100.0%		$2,719,735,580
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,019,784 and $2,696,544,403, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,685,344,913	$—	$—	$2,685,344,913
Investment Companies	45,219,274	—	—	45,219,274
Total	$2,730,564,187	$—	$—	$2,730,564,187
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$53,367,325	$220,535,523	$239,880,147	$(2,618)	$(299)	$34,019,784
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$541,367	$—